Loans and Allowance for Credit Losses [Text Block]	6 Months Ended
Sep. 30, 2015
Text Block [Abstract]
Loans and Allowance for Credit Losses [Text Block]

4.    LOANS AND ALLOWANCE FOR CREDIT LOSSES

Loans at March 31, 2015 and September 30, 2015 by domicile and industry of the borrower are summarized below. Classification of loans by industry is based on the industry segment loan classifications as defined by the Bank of Japan.

	March 31, 2015	September 30, 2015
	(in millions)
Domestic:
Manufacturing	¥11,703,428	¥11,634,237
Construction	977,892	872,474
Real estate	10,911,240	10,884,058
Services	2,684,355	2,459,049
Wholesale and retail	8,345,481	8,325,735
Banks and other financial institutions(1)	4,329,964	4,607,576
Communication and information services	1,527,811	1,476,355
Other industries	12,674,004	14,464,213
Consumer	16,720,590	16,526,111

Total domestic	69,874,765	71,249,808

Foreign:
Governments and official institutions	1,052,051	1,025,135
Banks and other financial institutions(1)	11,973,021	13,017,787
Commercial and industrial	29,593,255	29,516,162
Other	6,065,782	6,147,964

Total foreign	48,684,109	49,707,048

Unearned income, unamortized premiums—net and deferred loan fees—net	(293,672)	(291,419)

Total(2)	¥118,265,202	¥120,665,437

Notes:	(1)	Loans to so-called non-bank finance companies are generally included in the “Banks and other financial institutions” category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
	(2)	The above table includes loans held for sale of ¥88,927 million at March 31, 2015 and ¥51,385 million at September 30, 2015, respectively, which are carried at the lower of cost or fair value.

The MUFG Group classifies its loan portfolio into the following portfolio segments—Commercial, Residential, Card, MUAH, and Krungsri based on the grouping used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further classifies the Commercial segment into classes based on initial measurement attributes, risk characteristics, and its method of monitoring and assessing credit risk. See Note 1 to the consolidated financial statements for the fiscal year ended March 31, 2015 for further information.

Loans of ¥950,295 million, which were transferred from the former BTMU Bangkok Branch to Krungsri, were included in the Commercial segment as of March 31, 2015, since the methodologies used to estimate the allowance for credit losses related to the former BTMU Bangkok Branch were based on the Commercial segment. An allowance for credit losses relating to these loans was not material as of March 31, 2015. From the fiscal year starting from April 1, 2015, these loans were integrated into the Krungsri segment, since the methodologies used to estimate the allowance for credit losses on these loans were changed to those of the Krungsri segment.

Nonaccrual Loans

Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card, MUAH, and Krungsri segments, and six months or more with respect to loans within the Residential segment. See Note 1 to the consolidated financial statements for the fiscal year ended March 31, 2015 for further information.

The nonaccrual status of loans by class at March 31, 2015 and September 30, 2015 is shown below:

	March 31, 2015	September 30, 2015
	(in millions)
Commercial
Domestic	¥514,026	¥466,918
Manufacturing	118,956	121,468
Construction	20,108	17,439
Real estate	76,969	66,777
Services	54,189	44,925
Wholesale and retail	157,964	142,038
Banks and other financial institutions	5,715	4,817
Communication and information services	23,204	20,396
Other industries	18,562	13,739
Consumer	38,359	35,319
Foreign-excluding MUAH and Krungsri	96,899	112,840
Residential	95,645	85,783
Card	66,979	64,603
MUAH	45,173	44,369
Krungsri	68,103	79,609

Total(1)	¥886,825	¥854,122

Note:	(1)

The above table does not include loans held for sale of ¥624 million and nil at March 31, 2015 and September 30, 2015, respectively, and loans acquired with deteriorated credit quality of ¥26,248 million and ¥20,172 million, at March 31, 2015 and September 30, 2015, respectively.

Impaired Loans

The MUFG Group’s impaired loans primarily include nonaccrual loans and troubled debt restructurings (“TDRs”). The following table shows information about impaired loans by class at March 31, 2015 and September 30, 2015:

	Recorded Loan Balance
At March 31, 2015:	Requiring an Allowance for Credit Losses	Not Requiring an Allowance for Credit Losses(1)	Total(2)	Unpaid Principal Balance	Related Allowance for Credit Losses
	(in millions)
Commercial
Domestic	¥890,900	¥234,171	¥1,125,071	¥1,174,925	¥424,537
Manufacturing	420,860	46,876	467,736	478,453	178,867
Construction	20,997	12,018	33,015	33,900	11,515
Real estate	90,735	49,697	140,432	150,029	32,314
Services	74,459	24,766	99,225	105,429	38,107
Wholesale and retail	205,414	61,048	266,462	277,119	120,945
Banks and other financial institutions	5,935	472	6,407	6,773	5,052
Communication and information services	21,374	11,406	32,780	34,094	13,886
Other industries	20,482	7,621	28,103	29,962	12,626
Consumer	30,644	20,267	50,911	59,166	11,225
Foreign-excluding MUAH and Krungsri	192,263	173	192,436	192,436	91,579
Loans acquired with deteriorated credit quality	12,057	—	12,057	23,798	3,302
Residential	160,382	9,429	169,811	208,969	49,985
Card	90,101	604	90,705	102,142	25,726
MUAH	39,510	21,216	60,726	70,457	4,146
Krungsri	24,122	11,878	36,000	43,185	8,012

Total(3)	¥1,409,335	¥277,471	¥1,686,806	¥1,815,912	¥607,287

	Recorded Loan Balance
At September 30, 2015:	Requiring an Allowance for Credit Losses	Not Requiring an Allowance for Credit Losses(1)	Total(2)	Unpaid Principal Balance	Related Allowance for Credit Losses
	(in millions)
Commercial
Domestic	¥790,856	¥216,233	¥1,007,089	¥1,052,019	¥372,657
Manufacturing	373,474	44,782	418,256	427,699	157,683
Construction	19,978	10,123	30,101	31,061	10,389
Real estate	76,924	45,569	122,493	130,978	29,078
Services	65,167	24,159	89,326	95,388	31,575
Wholesale and retail	188,862	56,273	245,135	254,032	108,921
Banks and other financial institutions	4,727	115	4,842	4,843	4,659
Communication and information services	18,852	9,874	28,726	29,843	12,099
Other industries	15,034	7,017	22,051	23,944	8,339
Consumer	27,838	18,321	46,159	54,231	9,914
Foreign-excluding MUAH and Krungsri	190,482	9,762	200,244	212,179	90,386
Loans acquired with deteriorated credit quality	11,629	—	11,629	22,104	3,569
Residential	142,664	9,852	152,516	188,952	43,482
Card	84,086	634	84,720	95,189	23,728
MUAH	40,175	26,497	66,672	75,316	3,965
Krungsri	26,493	12,757	39,250	46,552	12,717

Total(3)	¥1,286,385	¥275,735	¥1,562,120	¥1,692,311	¥550,504

Notes:	(1)	These loans do not require an allowance for credit losses because the fair values of the impaired loans equal or exceed the recorded investments in the loans.
(2)	Included in impaired loans at March 31, 2015 and September 30, 2015 are accrual TDRs as follows: ¥708,414 million and ¥630,146 million—Commercial; ¥71,454 million and ¥64,810 million—Residential; ¥44,661 million and ¥41,202 million—Card; ¥34,106 million and ¥40,150 million—MUAH; and ¥8,455 million and ¥8,540 million—Krungsri, respectively.
(3)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥624 million and nil at March 31, 2015 and September 30, 2015, respectively.

The following table shows information regarding the average recorded loan balance and recognized interest income on impaired loans for the six months ended September 30, 2014 and 2015:

	Six months ended September 30,
	2014		2015
	Average Recorded Loan Balance	Recognized Interest Income	Average Recorded Loan Balance	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥1,210,343	¥10,951	¥1,066,068	¥10,409
Manufacturing	426,503	3,690	442,996	4,199
Construction	41,843	416	31,543	353
Real estate	185,578	1,624	131,463	1,236
Services	123,464	1,291	94,276	1,116
Wholesale and retail	291,589	2,559	255,798	2,402
Banks and other financial institutions	7,643	63	5,625	48
Communication and information services	36,483	374	30,753	366
Other industries	38,759	373	25,077	271
Consumer	58,481	561	48,537	418
Foreign-excluding MUAH and Krungsri	181,178	1,458	196,259	1,302
Loans acquired with deteriorated credit quality	16,214	737	11,795	505
Residential	196,557	2,308	161,162	1,572
Card	99,853	2,236	87,712	1,738
MUAH	60,989	1,361	63,602	1,105
Krungsri	11,746	266	37,689	1,412

Total	¥1,776,880	¥19,317	¥1,624,287	¥18,043

Interest income on nonaccrual loans for all classes was recognized on a cash basis when ultimate collectibility of principal was certain. Otherwise, cash receipts were applied as principal reductions. Interest income on accruing impaired loans, including TDRs, was recognized on an accrual basis to the extent that the collectibility of interest income was reasonably certain based on management’s assessment.

The following table shows a roll-forward of accrual TDRs and other impaired loans (including nonaccrual TDRs) for the six months ended September 30, 2014 and 2015:

	Six months ended September 30,
	2014	2015
	(in millions)
Accrual TDRs:
Balance at beginning of period	¥832,267	¥867,090
Additions (new accrual TDR status)(1)	144,810	73,866
Transfers to other impaired loans (including nonaccrual TDRs)	(16,726)	(16,958)
Loans sold	(11)	(9)
Principal payments and other	(122,216)	(139,141)

Balance at end of period(1)	¥838,124	¥784,848

Other impaired loans (including nonaccrual TDRs):
Balance at beginning of period	¥1,028,760	¥819,716
Additions (new other impaired loans (including nonaccrual TDRs) status)(1)(2)	121,851	132,119
Charge-off	(37,577)	(31,157)
Transfers to accrual TDRs	(27,845)	(16,608)
Loans sold	(8,416)	(6,171)
Principal payments and other	(217,977)	(120,627)

Balance at end of period(1)	¥858,796	¥777,272

Notes:	(1)	For the six months ended September 30, 2014, lease receivables of ¥1,627 million and ¥7 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥1,612 million and ¥7 million, are also excluded from the balance of accrual TDRs and other Impaired loans, respectively, as of September 30, 2014. For the six months ended September 30, 2015, lease receivables of ¥2,543 million and ¥248 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥6,352 million and ¥1,755 million, are also excluded from the balance of accrual TDRs and other Impaired loans, respectively, as of September 30, 2015.
	(2)	Included in additions of other impaired loans for the six months ended September 30, 2014 and 2015 are nonaccrual TDRs as follows: ¥6,453 million and ¥5,760 million—Card; ¥9,545 million and ¥3,291 million—MUAH; and ¥1,466 million and ¥3,045 million—Krungsri, respectively.

Troubled Debt Restructurings

The following tables summarize the MUFG Group’s TDRs by class during the six months ended September 30, 2014 and 2015:

	Six months ended September 30,
	2014			2015
	Troubled Debt Restructurings		Troubled Debt Restructurings That Subsequently Defaulted	Troubled Debt Restructurings		Troubled Debt Restructurings That Subsequently Defaulted
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥126,396	¥114,557	¥2,780	¥80,840	¥41,062	¥2,862
Manufacturing	77,675	65,836	1,271	51,128	11,350	1,235
Construction	3,824	3,824	14	1,700	1,700	6
Real estate	6,714	6,714	119	5,975	5,975	745
Services	9,881	9,881	263	6,175	6,175	486
Wholesale and retail	24,060	24,060	884	14,148	14,148	336
Banks and other financial institutions	—	—	—	—	—	—
Communication and information services	1,763	1,763	115	232	232	—
Other industries	1,277	1,277	—	666	666	40
Consumer	1,202	1,202	114	816	816	14
Foreign-excluding MUAH and Krungsri	1,664	1,664	—	4,272	4,272	—
Loans acquired with deteriorated credit quality	1,607	1,607	—	—	—	—
Residential(1)(3)	15,831	15,831	90	10,865	10,865	151
Card(2)(3)	9,689	9,559	1,848	8,715	8,541	2,385
MUAH(2)(3)	11,507	11,476	1,458	15,100	15,100	3,491
Krungsri(2)(3)	9,241	9,214	—	9,004	8,913	3,121

Total	¥175,935	¥163,908	¥6,176	¥128,796	¥88,753	¥12,010

Notes:	(1)	TDRs for the Commercial and Residential segments include accruing loans with concessions granted, and do not include nonaccrual loans with concessions granted.
	(2)	TDRs for the Card, MUAH and Krungsri segments include accrual and nonaccrual loans.
	(3)	For the six months ended September 30, 2014, extension of the stated maturity date of loans was the primary concession type in the Commercial and Residential segments, reduction in the stated rate was the primary concession type in the Card and Krungsri segments and payment deferrals was the primary concession type in the MUAH segment. For the six months ended September 30, 2015, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and payment deferrals was the primary concession type in the MUAH segment.

The following table summarizes outstanding recorded investment balances of TDRs by class at March 31, 2015 and September 30, 2015:

	March 31, 2015	September 30, 2015
	(in millions)
Commercial(1)
Domestic	¥611,382	¥540,396
Manufacturing	348,981	296,905
Construction	12,915	12,662
Real estate	63,462	55,716
Services	45,158	44,496
Wholesale and retail	108,504	103,105
Banks and other financial institutions	691	25
Communication and information services	9,576	8,330
Other industries	9,545	8,316
Consumer	12,550	10,841
Foreign-excluding MUAH and Krungsri	97,032	89,750
Residential(1)	71,454	64,810
Card(2)	90,705	84,720
MUAH(2)	56,299	63,519
Krungsri(2)	19,924	26,760

Total	¥946,796	¥869,955

Notes:	(1)	TDRs for the Commercial and Residential segments include accruing loans with concessions granted, and do not include nonaccrual loans with concessions granted.
	(2)	TDRs for the Card, MUAH and Krungsri segments include accrual and nonaccrual loans. Included in the outstanding recorded investment balances as of March 31, 2015 and September 30, 2015 are nonaccrual TDRs as follows: ¥46,044 million and ¥43,518 million—Card; ¥22,193 million and ¥23,369 million—MUAH; and ¥7,136 million and ¥11,868 million—Krungsri, respectively.

A modification of terms of a loan under a TDR mainly involves: (i) a reduction in the stated interest rate applicable to the loan, (ii) an extension of the stated maturity date of the loan, (iii) a partial forgiveness of the principal of the loan, or (iv) a combination of all of these. Those loans are also considered impaired loans, and hence the allowance for credit losses is separately established for each loan. As a result, the amount of allowance for credit losses increases in many cases upon classification as a TDR loan. The amount of pre-modification outstanding recorded investment and post-modification outstanding recorded investment may differ due to write-offs made as part of the concession. The impact of write-offs associated with TDRs on the MUFG Group’s results of operations for the six months ended September 30, 2014 and 2015 was not material.

TDRs for the Commercial and Residential segments in the above tables include accruing loans with concessions granted, and do not include nonaccrual loans with concessions granted. Once a loan is classified as a nonaccrual loan, a modification would have little likelihood of resulting in the recovery of the loan in view of the severity of the financial difficulty of the borrower. Therefore even if a nonaccrual loan is modified, the loan continues to be classified as a nonaccrual loan. The vast majority of modifications to nonaccrual loans are temporary extensions of the maturity dates, typically for periods up to 90 days, and continually made as the borrower is unable to repay or refinance the loan at the extended maturity. Accordingly, the impact of such TDRs on the outstanding recorded investment is immaterial, and the vast majority of nonaccrual TDRs have subsequently defaulted.

TDRs that subsequently defaulted in the Commercial and Residential segments of the above tables includes those accruing loans that became past due one month or more within the Commercial segment and six months or more within the Residential segment, and those accruing loans reclassified to nonaccrual loans due to financial difficulties even without delinquencies. This is because classification as a nonaccrual loan is regarded as default under the MUFG Group’s credit policy. Also, the MUFG Group defines default as payment default for the purpose of the disclosure.

Regarding the Card, MUAH and Krungsri segments, the TDRs in the above tables represent modified nonaccrual and accruing loans, and the defaulted loans in the above table represent nonaccruing and accruing loans that became past due one month or more within the Card segment, 60 days or more within the MUAH segment, and six months or more within the Krungsri segment.

Historical payment defaults are one of the factors considered when projecting future cash flows in determining the allowance for credit losses for each segment.

Credit Quality Indicator

Credit quality indicators of loans by class at March 31, 2015 and September 30, 2015 are shown below:

At March 31, 2015:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥51,408,556	¥2,782,394	¥514,023	¥54,704,973
Manufacturing	10,522,968	1,049,399	118,956	11,691,323
Construction	887,030	69,953	20,108	977,091
Real estate	10,101,657	559,144	76,852	10,737,653
Services	2,383,133	235,506	54,189	2,672,828
Wholesale and retail	7,582,985	582,992	157,964	8,323,941
Banks and other financial institutions	4,313,416	10,539	5,715	4,329,670
Communication and information services	1,449,687	54,515	23,204	1,527,406
Other industries	12,504,635	147,477	18,668	12,670,780
Consumer	1,663,045	72,869	38,367	1,774,281
Foreign-excluding MUAH and Krungsri	34,355,619	990,519	99,546	35,445,684
Loans acquired with deteriorated credit quality	20,939	28,398	6,694	56,031

Total	¥85,785,114	¥3,801,311	¥620,263	¥90,206,688

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥14,449,091	¥97,471	¥14,546,562
Card	¥497,017	¥67,589	¥564,606

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
	(in millions)
MUAH	¥3,820,953	¥32,669	¥5,229,700	¥76,670	¥80,889	¥9,240,881

	Normal	Special Mention	Substandard or Doubtful or Doubtful of Loss	Total(1)
	(in millions)
Krungsri	¥3,653,931	¥118,164	¥85,231	¥3,857,326

At September 30, 2015:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥53,433,754	¥2,437,703	¥467,031	¥56,338,488
Manufacturing	10,620,574	884,702	121,589	11,626,865
Construction	794,332	59,925	17,439	871,696
Real estate	10,180,319	508,425	66,664	10,755,408
Services	2,194,910	208,519	44,925	2,448,354
Wholesale and retail	7,637,291	535,936	142,038	8,315,265
Banks and other financial institutions	4,590,580	9,934	4,817	4,605,331
Communication and information services	1,405,826	49,746	20,396	1,475,968
Other industries	14,329,670	117,672	13,836	14,461,178
Consumer	1,680,252	62,844	35,327	1,778,423
Foreign-excluding MUAH and Krungsri	34,325,709	935,324	114,851	35,375,884
Loans acquired with deteriorated credit quality	20,826	17,657	6,026	44,509

Total	¥87,780,289	¥3,390,684	¥587,908	¥91,758,881

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥14,262,039	¥86,954	¥14,348,993
Card	¥483,201	¥65,264	¥548,465

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
	(in millions)
MUAH	¥3,806,113	¥30,000	¥5,316,788	¥99,429	¥87,797	¥9,340,127

	Normal	Special Mention	Substandard or Doubtful or Doubtful of Loss	Total(1)
	(in millions)
Krungsri	¥4,597,226	¥168,907	¥91,938	¥4,858,071

Notes:	(1)	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
	(2)	Total loans of MUAH do not include Federal Deposit Insurance Corporation (“FDIC”) covered loans and small business loans which are not individually rated totaling ¥53,884 million and ¥50,934 million at March 31, 2015 and September 30, 2015, respectively. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.

The MUFG Group classifies loans into risk categories based on relevant information about the ability of borrowers to service their debt, including, but not limited to, historical and current financial information, historical and current payment experience, credit documentation, public and non-public information about borrowers and current economic trends as deemed appropriate to each segment.

The primary credit quality indicator for loans within all classes of the Commercial segment is the internal credit rating assigned to each borrower based on the MUFG Group’s internal borrower ratings of 1 through 15, with the rating of 1 assigned to a borrower with the highest quality of credit. When assigning a credit rating to a borrower, the MUFG Group evaluates the borrower’s expected debt-service capability based on various information, including financial and operating information of the borrower as well as information on the industry in which the borrower operates, and the borrower’s business profile, management and compliance system. In evaluating a borrower’s debt-service capability, the MUFG Group also conducts an assessment of the level of earnings and an analysis of the borrower’s net worth. Based on the internal borrower rating, loans within the Commercial segment are categorized as Normal (internal borrower ratings of 1 through 9), Close Watch (internal borrower ratings of 10 through 12), and Likely to become Bankrupt or Legally/Virtually Bankrupt (internal borrower ratings of 13 through 15).

Loans to borrowers categorized as Normal represent those that are not deemed to have collectibility issues.

Loans to borrowers categorized as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower’s loans are TDRs or loans contractually past due 90 days or more for special reasons.

Loans to borrowers categorized as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

The accrual status is a primary credit quality indicator for loans within the Residential segment, the Card segment and consumer loans within the MUAH segment. The accrual status of these loans is determined based on the number of delinquent payments.

Commercial loans within the MUAH segment are categorized as either pass or criticized based on the internal credit rating assigned to each borrower. Criticized credits are those that are internally risk graded as Special Mention, Substandard or Doubtful. Special Mention credits are potentially weak, as the borrower has begun to exhibit deteriorating trends, which, if not corrected, may jeopardize repayment of the loan and result in further downgrade. Classified credits are those that are internally risk graded as Substandard or Doubtful. Substandard credits have well-defined weaknesses, which, if not corrected, could jeopardize the full satisfaction of the debt. A credit classified as Doubtful has critical weaknesses that make full collection improbable on the basis of currently existing facts and conditions.

Loans within the Krungsri segment are categorized as Normal, Special Mention, Substandard, Doubtful, and Doubtful of Loss primarily based on their delinquency status. Loans categorized as Special Mention generally represent those that have the overdue principal or interest payments for a cumulative period exceeding one month commencing from the contractual due date. Loans categorized as Substandard, Doubtful or Doubtful of Loss generally represent those that have the overdue principal or interest payments for a cumulative period exceeding three months commencing from the contractual due date.

For the Commercial, Residential and Card segments, credit quality indicators at March 31, 2015 and September 30, 2015 are based on information as of March 31, 2015 and September 30, 2015, respectively. For the MUAH and Krungsri segments, credit quality indicators at March 31, 2015 and September 30, 2015 are generally based on December 31, 2014 and June 30, 2015 information, respectively.

Past Due Analysis

Ages of past due loans by class at March 31, 2015 and September 30, 2015 are shown below:

At March 31, 2015:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment > 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥14,136	¥22,786	¥36,922	¥54,668,051	¥54,704,973	¥5,574
Manufacturing	1,561	2,545	4,106	11,687,217	11,691,323	222
Construction	192	446	638	976,453	977,091	—
Real estate	3,142	5,707	8,849	10,728,804	10,737,653	922
Services	1,046	1,336	2,382	2,670,446	2,672,828	57
Wholesale and retail	2,741	4,237	6,978	8,316,963	8,323,941	47
Banks and other financial institutions	7	506	513	4,329,157	4,329,670	—
Communication and information services	520	414	934	1,526,472	1,527,406	—
Other industries	303	277	580	12,670,200	12,670,780	29
Consumer	4,624	7,318	11,942	1,762,339	1,774,281	4,297
Foreign-excluding MUAH and Krungsri	9,390	2,126	11,516	35,434,168	35,445,684	—
Residential	82,871	53,680	136,551	14,396,635	14,533,186	41,801
Card	18,694	32,097	50,791	501,758	552,549	—
MUAH	20,976	11,091	32,067	9,199,435	9,231,502	362
Krungsri	88,144	57,894	146,038	3,674,796	3,820,834	—

Total	¥234,211	¥179,674	¥413,885	¥117,874,843	¥118,288,728	¥47,737

At September 30, 2015:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment > 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥17,797	¥26,694	¥44,491	¥56,293,997	¥56,338,488	¥6,625
Manufacturing	997	4,948	5,945	11,620,920	11,626,865	—
Construction	983	576	1,559	870,137	871,696	5
Real estate	2,699	6,279	8,978	10,746,430	10,755,408	2,215
Services	2,118	1,635	3,753	2,444,601	2,448,354	14
Wholesale and retail	5,019	5,233	10,252	8,305,013	8,315,265	50
Banks and other financial institutions	—	40	40	4,605,291	4,605,331	—
Communication and information services	828	305	1,133	1,474,835	1,475,968	—
Other industries	248	284	532	14,460,646	14,461,178	29
Consumer	4,905	7,394	12,299	1,766,124	1,778,423	4,312
Foreign-excluding MUAH and Krungsri	3,608	6,856	10,464	35,365,420	35,375,884	—
Residential	82,726	54,608	137,334	14,199,142	14,336,476	43,413
Card	18,190	32,209	50,399	486,249	536,648	—
MUAH	16,163	12,367	28,530	9,308,256	9,336,786	245
Krungsri	92,052	67,278	159,330	4,670,309	4,829,639	—

Total	¥230,536	¥200,012	¥430,548	¥120,323,373	¥120,753,921	¥50,283

Notes:	(1)	Total loans in the above table do not include loans held for sale, and loans acquired with deteriorated credit quality and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
	(2)	Total loans of MUAH do not include ¥1,116 million and ¥397 million of FDIC covered loans at March 31, 2015 and September 30, 2015, respectively, which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.

Allowance for Credit Losses

Changes in the allowance for credit losses by portfolio segment for the six months ended September 30, 2014 and 2015 are shown below:

Six months ended September 30, 2014:	Commercial	Residential	Card	MUAH	Krungsri(2)	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period	¥876,857	¥116,913	¥40,626	¥60,024	¥—	¥1,094,420
Provision (credit) for credit losses	(102,294)	(15,481)	1,621	(916)	48,932	(68,138)
Charge-offs	67,799	10,806	6,177	2,140	9,908	96,830
Recoveries	6,646	109	1,641	2,027	—	10,423

Net charge-offs	61,153	10,697	4,536	113	9,908	86,407
Others(1)	3,689	—	—	(2,305)	(371)	1,013

Balance at end of period	¥717,099	¥90,735	¥37,711	¥56,690	¥38,653	¥940,888

Six months ended September 30, 2015:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period	¥807,716	¥72,366	¥35,670	¥64,769	¥74,958	¥1,055,479
Provision (credit) for credit losses	(41,242)	(4,464)	689	6,090	31,723	(7,204)
Charge-offs	75,871	4,236	4,434	3,729	28,250	116,520
Recoveries	7,665	1,219	1,568	1,008	6,358	17,818

Net charge-offs	68,206	3,017	2,866	2,721	21,892	98,702
Others(1)	(4,404)	—	—	948	1,229	(2,227)

Balance at end of period	¥693,864	¥64,885	¥33,493	¥69,086	¥86,018	¥947,346

Notes:	(1)	Others are principally comprised of gains or losses from foreign exchange translation.
	(2)	For the Krungsri segment, the acquired loans were recorded at their fair values as of the acquisition date, and there were no indications that an allowance for credit losses was necessary for these loans for the fiscal year ended March 31, 2014. Therefore, no allowance for credit losses was stated at the beginning of the six-month period ended September 30, 2014 in the above table.

Allowance for credit losses and recorded investment in loans by portfolio segment at March 31, 2015 and September 30, 2015 are shown below:

At March 31, 2015:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥516,116	¥49,317	¥25,726	¥4,146	¥7,537	¥602,842
Collectively evaluated for impairment	269,289	21,255	9,921	60,214	66,913	427,592
Loans acquired with deteriorated credit quality	22,311	1,794	23	409	508	25,045

Total	¥807,716	¥72,366	¥35,670	¥64,769	¥74,958	¥1,055,479

Loans:
Individually evaluated for impairment	¥1,317,507	¥167,099	¥90,069	¥60,726	¥31,936	¥1,667,337
Collectively evaluated for impairment	88,833,150	14,366,087	462,480	9,171,892	3,788,898	116,622,507
Loans acquired with deteriorated credit quality	56,031	13,376	12,057	62,147	36,492	180,103

Total(1)	¥90,206,688	¥14,546,562	¥564,606	¥9,294,765	¥3,857,326	¥118,469,947

At September 30, 2015:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥463,043	¥42,909	¥23,728	¥3,965	¥12,426	¥546,071
Collectively evaluated for impairment	215,349	19,908	9,738	64,631	73,286	382,912
Loans acquired with deteriorated credit quality	15,472	2,068	27	490	306	18,363

Total	¥693,864	¥64,885	¥33,493	¥69,086	¥86,018	¥947,346

Loans:
Individually evaluated for impairment	¥1,207,333	¥150,592	¥84,123	¥66,672	¥37,258	¥1,545,978
Collectively evaluated for impairment	90,507,039	14,185,884	452,525	9,270,511	4,792,381	119,208,340
Loans acquired with deteriorated credit quality	44,509	12,517	11,817	53,878	28,432	151,153

Total(1)	¥91,758,881	¥14,348,993	¥548,465	¥9,391,061	¥4,858,071	¥120,905,471

Note:	(1)	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.